Consolidated statements of cash flows - CHF (SFr) SFr in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Operating activities of continuing operations
Net income/(loss)		SFr 16	SFr 2,471
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		706	660
Provision for credit losses		4,369	864
Deferred tax provision/(benefit)		(302)	134
Valuation adjustments related to long-term debt		1,909	266
Share of net income/(loss) from equity method investments		(73)	(42)
Trading assets and liabilities, net		20,519	458
(Increase)/decrease in other assets		(839)	(12,759)
Increase/(decrease) in other liabilities		(5,389)	5,355
Other, net		(241)	38
Total adjustments		20,659	(5,026)
Net cash provided by/(used in) operating activities		20,675	(2,555)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		9	(411)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(11,851)	(899)
Purchase of investment securities		(213)	(259)
Proceeds from sale of investment securities		0	626
Maturities of investment securities		25	51
Investments in subsidiaries and other investments		(288)	(71)
Proceeds from sale of other investments		940	413
(Increase)/decrease in loans		(6,785)	(2,623)
Proceeds from sale of loans		2,216	2,319
Capital expenditures for premises and equipment and other intangible assets		(622)	(553)
Proceeds from sale of premises and equipment and other intangible assets		2	23
Other, net		49	88
Net cash provided by/(used in) investing activities		(16,518)	(1,296)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		3,512	9,657
Increase/(decrease) in short-term borrowings		170	(152)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(3,931)	3,718
Issuances of long-term debt		29,405	41,339
Repayments of long-term debt		(27,321)	(19,814)
Sale of treasury shares		11,664	4,003
Repurchase of treasury shares		(12,279)	(4,499)
Dividends paid/capital repayments		(257)	(358)
Other, net		269	991
Net cash provided by/(used in) financing activities		1,232	34,885
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		1,857	(843)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		7,246	30,191
Cash and due from banks at beginning of period	[1]	139,112	101,879
Cash and due from banks at end of period	[1]	146,358	132,070
Cash paid for income taxes and interest
Cash paid for income taxes		429	464
Cash paid for interest		3,223	5,066
Bank
Operating activities of continuing operations
Net income/(loss)		9	2,338
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		623	580
Provision for credit losses		4,373	860
Deferred tax provision/(benefit)		(322)	110
Valuation adjustments related to long-term debt		2,050	441
Share of net income/(loss) from equity method investments		(72)	(41)
Trading assets and liabilities, net		20,552	377
(Increase)/decrease in other assets		(517)	(12,052)
Increase/(decrease) in other liabilities		(5,441)	5,053
Other, net		(234)	(387)
Total adjustments		21,012	(5,059)
Net cash provided by/(used in) operating activities		21,021	(2,721)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		9	(471)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(11,851)	(899)
Purchase of investment securities		(213)	(259)
Proceeds from sale of investment securities		0	626
Maturities of investment securities		25	51
Investments in subsidiaries and other investments		(288)	(71)
Proceeds from sale of other investments		949	413
(Increase)/decrease in loans		(6,636)	(3,002)
Proceeds from sale of loans		2,216	2,319
Capital expenditures for premises and equipment and other intangible assets		(550)	(484)
Proceeds from sale of premises and equipment and other intangible assets		2	23
Other, net		51	88
Net cash provided by/(used in) investing activities		(16,286)	(1,666)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		3,411	9,595
Increase/(decrease) in short-term borrowings		3,583	401
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(3,932)	3,707
Issuances of long-term debt		24,155	41,092
Repayments of long-term debt		(27,321)	(19,814)
Dividends paid/capital repayments		(11)	(10)
Other, net		719	459
Net cash provided by/(used in) financing activities		604	35,430
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		1,821	(795)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		7,160	30,248
Cash and due from banks at beginning of period	[2]	138,207	101,044
Cash and due from banks at end of period	[2]	145,367	131,292
Cash paid for income taxes and interest
Cash paid for income taxes		417	443
Cash paid for interest		SFr 3,150	SFr 4,954

[1]	Includes restricted cash.
[2]	Includes restricted cash.